Label	Element	Value
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on April 30, 2026, following which each Fund will reset and commence a new Outcome Period beginning May 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or April 30, 2026. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Equity Buffer10 May ETF	MAYT	May 1, 2026, to April 30, 2027	13.25% - 16.25% (before management fee) 12.51% - 15.51% (after management fee)
AllianzIM U.S. Equity Buffer20 May ETF	MAYW	May 1, 2026, to April 30, 2027	8.75% - 11.75% (before management fee) 8.01% - 11.01% (after management fee)
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	SIXZ	May 1, 2026, to October 31, 2026	6.00% - 9.00% (before management fee) 5.63% - 8.63% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.